John Hancock Investment Trust II

Supplement dated August 30, 2017 to the current Statement of Additional Information (the “SAI”), as may be supplemented

John Hancock Financial Industries Fund

John Hancock Regional Bank Fund

The SAI is revised to include the Ticker symbol JFDRX for Class R6 shares of John Hancock Financial Industries Fund and the Ticker symbol JRGRX for Class R6 shares of John Hancock Regional Bank Fund.

You should read this Supplement in conjunction with the SAI and retain it for future reference.